Offerings	Aug. 08, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Viridian Therapeutics, Inc. Amended and Restated 2016 Equity Incentive Plan (the "2016 Plan")
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	14.42
Maximum Aggregate Offering Price	$ 28,840,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,256.78
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Estimated solely for calculating the
registration
fee, pursuant to
paragraphs
(c) and (h) of
Rule
457
under
the
Securities
Act, on
the
basis of the
average
of the high and low sale prices of the shares of Common Stock of the Registrant on The Nasdaq Capital Market on August 5, 2024, within five business days prior to filing
.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on February 12, 2024
Amount Registered | shares	290,000
Proposed Maximum Offering Price per Unit	19.68
Maximum Aggregate Offering Price	$ 5,707,200
Fee Rate	0.01476%
Amount of Registration Fee	$ 842.38
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on March 1, 2024
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	19.89
Maximum Aggregate Offering Price	$ 616,590
Fee Rate	0.01476%
Amount of Registration Fee	$ 91.01
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on March 1, 2024
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	19.89
Maximum Aggregate Offering Price	$ 616,590
Fee Rate	0.01476%
Amount of Registration Fee	$ 91.01
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on April 1, 2024
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	17.26
Maximum Aggregate Offering Price	$ 535,060
Fee Rate	0.01476%
Amount of Registration Fee	$ 78.97
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on April 1, 2024
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	17.26
Maximum Aggregate Offering Price	$ 535,060
Fee Rate	0.01476%
Amount of Registration Fee	$ 78.97
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on April 1, 2024
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	17.26
Maximum Aggregate Offering Price	$ 690,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 101.9
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 2,762,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 407.67
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	31,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 428,110
Fee Rate	0.01476%
Amount of Registration Fee	$ 63.19
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 2,762,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 407.67
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 552,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 81.53
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 552,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 81.53
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on May 1, 2024
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	13.81
Maximum Aggregate Offering Price	$ 552,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 81.53
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on June 3, 2024
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	12
Maximum Aggregate Offering Price	$ 2,400,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 354.24
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on June 3, 2024
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	12
Maximum Aggregate Offering Price	$ 3,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 442.8
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 16
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 528,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 77.99
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 17
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	6,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 79,260
Fee Rate	0.01476%
Amount of Registration Fee	$ 11.7
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 18
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	10,500
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 138,705
Fee Rate	0.01476%
Amount of Registration Fee	$ 20.47
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 19
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	10,500
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 138,705
Fee Rate	0.01476%
Amount of Registration Fee	$ 20.47
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 20
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	10,500
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 138,705
Fee Rate	0.01476%
Amount of Registration Fee	$ 20.47
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 21
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 2,311,750
Fee Rate	0.01476%
Amount of Registration Fee	$ 341.21
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 22
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	46,500
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 614,265
Fee Rate	0.01476%
Amount of Registration Fee	$ 90.67
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 23
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	24,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 317,040
Fee Rate	0.01476%
Amount of Registration Fee	$ 46.8
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 24
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	15,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 198,150
Fee Rate	0.01476%
Amount of Registration Fee	$ 29.25
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 25
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2024
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 2,642,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 389.96
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 26
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on August 1, 2024
Amount Registered | shares	12,000
Proposed Maximum Offering Price per Unit	16.28
Maximum Aggregate Offering Price	$ 195,360
Fee Rate	0.01476%
Amount of Registration Fee	$ 28.84
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.

Offering: 27
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on August 1, 2024
Amount Registered | shares	7,500
Proposed Maximum Offering Price per Unit	16.28
Maximum Aggregate Offering Price	$ 122,100
Fee Rate	0.01476%
Amount of Registration Fee	$ 18.02
Offering Note
Represents
2,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of
Viridian
Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), 290,000 shares of Common Stock of the Registrant issuable pursuant to a Stock Option Inducement Award granted on February 12, 2024, 62,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 1, 2024, 102,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on April 1, 2024, 551,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on May 1, 2024, 450,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on June 3, 2024, 538,000 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on July 1, 2024, and 19,500 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on August 1, 2024. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8,
also includes additional shares of Common Stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.
Based on the
exercise
price on the date of grant.